Deferred taxes and incomes tax expenses (benefits) - Reconciliation between statuatory and effective tax rate (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Incomes Taxes [Abstract]
Statutory effective tax rate	25.80%	25.80%	30.60%
Permanent difference	(101.30%)	(26.50%)	0.00%
Tax rate differences with Coincheck Parent	(22.60%)	(1.30%)	0.00%
Current-year losses for which no deferred tax asset is recognized	(26.00%)	(6.00%)	0.00%
Tax credit	13.00%	0.70%	0.10%
Others	1.50%	(0.10%)	0.00%
Effective tax rate	(109.60%)	(7.40%)	30.70%